Dividends - Summary of Dividends Paid And Proposed (Detail) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	May 22, 2017	May 23, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends Paid and Proposed [Abstract]
Final (declared for previous year)			$ 0.640	$ 0.575	$ 0.520
Interim			0.330	0.300	0.275
Special			2.025	6.329
Dividends paid			2.995	7.204	0.795
Final Proposed (not recognised as a liability at 31 December)			$ 0.710	$ 0.640	$ 0.575
Final (declared for previous year)			$ 127	$ 137	$ 125
Interim			62	56	63
Special	$ 400	$ 1,500	404	1,500
Dividends paid			593	1,693	188
Final Proposed (not recognised as a liability at 31 December)			$ 135	$ 126	$ 135